Financial Instrument Risk Management - Credit Risk Exposure By Internal Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Notional amount	$ 162,948	$ 157,035	$ 174,499
Mortgages and loans
Disclosure of credit risk exposure [line items]
Notional amount	54,600	$ 51,253
Less: Total allowance for ECL	57
Mortgages and loans | Performing - Stage 1
Disclosure of credit risk exposure [line items]
Less: Total allowance for ECL	8
Mortgages and loans | Performing - Stage 2
Disclosure of credit risk exposure [line items]
Less: Total allowance for ECL	0
Mortgages and loans | Impaired - Stage 3
Disclosure of credit risk exposure [line items]
Less: Total allowance for ECL	49
Debt securities
Disclosure of credit risk exposure [line items]
Less: Total allowance for ECL	32
Debt securities | Performing - Stage 1
Disclosure of credit risk exposure [line items]
Less: Total allowance for ECL	30
Debt securities | Performing - Stage 2
Disclosure of credit risk exposure [line items]
Less: Total allowance for ECL	2
Debt securities | Impaired - Stage 3
Disclosure of credit risk exposure [line items]
Less: Total allowance for ECL	0
Amortized cost | Mortgages and loans
Disclosure of credit risk exposure [line items]
Notional amount	2,111
Less: Total allowance for ECL	11
Total mortgages and loans at amortized cost, net of total allowance for ECL	2,100
Amortized cost | Mortgages and loans | Investment grade
Disclosure of credit risk exposure [line items]
Notional amount	2,071
Amortized cost | Mortgages and loans | Non-investment grade
Disclosure of credit risk exposure [line items]
Notional amount	25
Amortized cost | Mortgages and loans | Impaired
Disclosure of credit risk exposure [line items]
Notional amount	15
Amortized cost | Mortgages and loans | Performing - Stage 1
Disclosure of credit risk exposure [line items]
Notional amount	2,046
Less: Total allowance for ECL	1
Total mortgages and loans at amortized cost, net of total allowance for ECL	2,045
Amortized cost | Mortgages and loans | Performing - Stage 1 | Investment grade
Disclosure of credit risk exposure [line items]
Notional amount	2,046
Amortized cost | Mortgages and loans | Performing - Stage 1 | Non-investment grade
Disclosure of credit risk exposure [line items]
Notional amount	0
Amortized cost | Mortgages and loans | Performing - Stage 1 | Impaired
Disclosure of credit risk exposure [line items]
Notional amount	0
Amortized cost | Mortgages and loans | Performing - Stage 2
Disclosure of credit risk exposure [line items]
Notional amount	50
Less: Total allowance for ECL	0
Total mortgages and loans at amortized cost, net of total allowance for ECL	50
Amortized cost | Mortgages and loans | Performing - Stage 2 | Investment grade
Disclosure of credit risk exposure [line items]
Notional amount	25
Amortized cost | Mortgages and loans | Performing - Stage 2 | Non-investment grade
Disclosure of credit risk exposure [line items]
Notional amount	25
Amortized cost | Mortgages and loans | Performing - Stage 2 | Impaired
Disclosure of credit risk exposure [line items]
Notional amount	0
Amortized cost | Mortgages and loans | Impaired - Stage 3
Disclosure of credit risk exposure [line items]
Notional amount	15
Less: Total allowance for ECL	10
Total mortgages and loans at amortized cost, net of total allowance for ECL	5
Amortized cost | Mortgages and loans | Impaired - Stage 3 | Investment grade
Disclosure of credit risk exposure [line items]
Notional amount	0
Amortized cost | Mortgages and loans | Impaired - Stage 3 | Non-investment grade
Disclosure of credit risk exposure [line items]
Notional amount	0
Amortized cost | Mortgages and loans | Impaired - Stage 3 | Impaired
Disclosure of credit risk exposure [line items]
Notional amount	15
FVOCI | Mortgages and loans
Disclosure of credit risk exposure [line items]
Notional amount	1,948
FVOCI | Mortgages and loans | Investment grade
Disclosure of credit risk exposure [line items]
Notional amount	1,818
FVOCI | Mortgages and loans | Non-investment grade
Disclosure of credit risk exposure [line items]
Notional amount	128
FVOCI | Mortgages and loans | Impaired
Disclosure of credit risk exposure [line items]
Notional amount	2
FVOCI | Mortgages and loans | Performing - Stage 1
Disclosure of credit risk exposure [line items]
Notional amount	1,889
FVOCI | Mortgages and loans | Performing - Stage 1 | Investment grade
Disclosure of credit risk exposure [line items]
Notional amount	1,806
FVOCI | Mortgages and loans | Performing - Stage 1 | Non-investment grade
Disclosure of credit risk exposure [line items]
Notional amount	83
FVOCI | Mortgages and loans | Performing - Stage 1 | Impaired
Disclosure of credit risk exposure [line items]
Notional amount	0
FVOCI | Mortgages and loans | Performing - Stage 2
Disclosure of credit risk exposure [line items]
Notional amount	57
FVOCI | Mortgages and loans | Performing - Stage 2 | Investment grade
Disclosure of credit risk exposure [line items]
Notional amount	12
FVOCI | Mortgages and loans | Performing - Stage 2 | Non-investment grade
Disclosure of credit risk exposure [line items]
Notional amount	45
FVOCI | Mortgages and loans | Performing - Stage 2 | Impaired
Disclosure of credit risk exposure [line items]
Notional amount	0
FVOCI | Mortgages and loans | Impaired - Stage 3
Disclosure of credit risk exposure [line items]
Notional amount	2
FVOCI | Mortgages and loans | Impaired - Stage 3 | Investment grade
Disclosure of credit risk exposure [line items]
Notional amount	0
FVOCI | Mortgages and loans | Impaired - Stage 3 | Non-investment grade
Disclosure of credit risk exposure [line items]
Notional amount	0
FVOCI | Mortgages and loans | Impaired - Stage 3 | Impaired
Disclosure of credit risk exposure [line items]
Notional amount	2
FVOCI | Debt securities
Disclosure of credit risk exposure [line items]
Notional amount	14,313
FVOCI | Debt securities | Investment grade
Disclosure of credit risk exposure [line items]
Notional amount	13,888
FVOCI | Debt securities | Non-investment grade
Disclosure of credit risk exposure [line items]
Notional amount	425
FVOCI | Debt securities | Impaired
Disclosure of credit risk exposure [line items]
Notional amount	0
FVOCI | Debt securities | Performing - Stage 1
Disclosure of credit risk exposure [line items]
Notional amount	14,223
FVOCI | Debt securities | Performing - Stage 1 | Investment grade
Disclosure of credit risk exposure [line items]
Notional amount	13,834
FVOCI | Debt securities | Performing - Stage 1 | Non-investment grade
Disclosure of credit risk exposure [line items]
Notional amount	389
FVOCI | Debt securities | Performing - Stage 1 | Impaired
Disclosure of credit risk exposure [line items]
Notional amount	0
FVOCI | Debt securities | Performing - Stage 2
Disclosure of credit risk exposure [line items]
Notional amount	90
FVOCI | Debt securities | Performing - Stage 2 | Investment grade
Disclosure of credit risk exposure [line items]
Notional amount	54
FVOCI | Debt securities | Performing - Stage 2 | Non-investment grade
Disclosure of credit risk exposure [line items]
Notional amount	36
FVOCI | Debt securities | Performing - Stage 2 | Impaired
Disclosure of credit risk exposure [line items]
Notional amount	0
FVOCI | Debt securities | Impaired - Stage 3
Disclosure of credit risk exposure [line items]
Notional amount	0
FVOCI | Debt securities | Impaired - Stage 3 | Investment grade
Disclosure of credit risk exposure [line items]
Notional amount	0
FVOCI | Debt securities | Impaired - Stage 3 | Non-investment grade
Disclosure of credit risk exposure [line items]
Notional amount	0
FVOCI | Debt securities | Impaired - Stage 3 | Impaired
Disclosure of credit risk exposure [line items]
Notional amount	$ 0